Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 64,725	$ 52,146
Less accumulated depreciation and amortization	(7,540)	(7,042)
Total property, plant, and equipment, net	57,185	45,104
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	912	39
Pilot plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,517	5,237
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,227	1,958
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	655	655
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	388	295
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 55,026	$ 43,962